United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, October 25, 2011
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:   $219,542 (x1000)



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									Form 13-F INFORMATION TABLE



									Value	Shares/	SH/ Put/ Inv. Other 	Vtg.Auth.
Name of Issuer			Title of Class		Cusip		x$1000	Prn Amt.PRN Call Disc Mgrs. 	Sole
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ATP OIL & GAS CORP		com			00208J108	642	83272	SH	sole		83272
ABRAXAS PETROLEUM CORP		com			003830106	5995	2270910	SH	sole		2270910
ALCATEL-LUCENT SPONSORED ADR	sponsored adr		013904305	5978	2112410	SH	sole		2112410
AMKOR TECHNOLOGY INC		com			031652100	8281	1899420	SH	sole		1899420
BP PLC SPONSORED ADR		sponsored adr		055622104	12083	335010	SH	sole		335010
BARRICK GOLD CORP		com			067901108	9373	200920	SH	sole		200920
CALLON PETROLEUM CO-DEL		com			13123X102	3549	917120	SH	sole		917120
CELESTICA INC SUBORD VTG SHS	sub vtg shs		15101Q108	6291	867740	SH	sole		867740
CLEARWIRE CORPORATION CLASS A	cl a			18538Q105	7108	3050610	SH	sole		3050610
***ENSCO INTL LTDAL INC  	sponsored adr		29358Q109	2433	60170	SH	sole		60170
GAMESTOP CORP NEW CLASS A	cl a			36467W109	8673	375460	SH	sole		375460
GOLD FIELDS LTD NEW ADR  	sponsored adr		38059T106	8852	577820	SH	sole		577820
GOODYEAR TIRE & RUBBER CO		com			382550101	8200	812690	SH	sole		812690
GULFPORT ENERGY CORP		com new			402635304	444	18400	SH	sole		18400
HYPERDYNAMICS CORP		com			448954107	2451	662400	SH	sole		662400
KINROSS GOLD CORPORATION	com no par		496902404	6777	458520	SH	sole		458520
MARATHON OIL CORP		com			565849106	4578	212120	SH	sole		212120
MARKET VECTORS ETF		gold miner etf		57060U100	10734	194500	SH	sole		194500
MARKET VECTORS ETF TR JR	jr gold miner etf	57060U589	9171	325780	SH	sole		325780
MICRON TECHNOLOGY INC		com			595112103	6159	1222080	SH	sole		1222080
MULTIBAND CORPORATION COM NEW	com new			62544X209	1249	507670	SH	sole		507670
NEUTRAL TANDEM INC COM		com			64128B108	3068	316940	SH	sole		316940
DB COMMODITY INDEX TRACKING FD  unit ben int		73935S105	8210	318820	SH	sole		318820
POWERSHS DB MULTI SECT COMM TR 	db ag fd		73936B408	6430	216750	SH	sole		216750
POWERSHS DB MULTI SECT COMM TR 	db base metals		73936B705	8414	453580	SH	sole		453580
SPRINT NEXTEL CORPORATION	com ser 1		852061100	4226	1390020	SH	sole		1390020
USEC INC NT CONV 3.00000	note 3% due 10/1/14	90333EAC2	2419	4500000	PRN	sole		4500000
UNISYS CORP			com new			909214306	5539	353000	SH	sole		353000
WARREN RES INC COM		com			93564A100	6946	2918390	SH	sole		2918390
WESTERN DIGITAL CORP		com			958102105	5813	226020	SH	sole		226020
YAMANA GOLD INC			com			98462Y100	13430	983160	SH	sole		983160
CHIPMOS TECHNOLOGIES BERMUDA  	shs			G2110R114	11584	2240599	SH	sole		2240599
SEAGATE TECHNOLOGY PLC		shs			G7945M107	5173	503500	SH	sole		503500
UTSTARCOM HOLDINGS CORP		com			G9310A106	2175	2132650	SH	sole		2132650
FLEXTRONICS INTERNATIONAL LTD	ord			Y2573F102	7094	1260100	SH	sole		1260100


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